Loan to third party	6 Months Ended
Oct. 31, 2025
Loan To Third Party
Loan to third party

5 Loan to third party

	As of
	April 30, 2025	October 31, 2025	October 31, 2025
	S$ Audited	S$ Unaudited	US$ Unaudited
Loan to third party	1,623,608	1,121,323	861,737
Allowance for impairment of loan	(1,223,608)	(1,121,323)	(861,737)
	400,000	-	-

On 19th January 2024, the Company provided a loan to PT Neura Integrasi Solusi, a technology company providing pathology related software solutions. The loan bears an interest at a rate of 1% per annum, with a maturity date of 36 months and is due on demand. The purpose of the loan was to provide working capital for our Indonesian partner in the expansion of our business. As of April 30, 2025 the carrying amount of the loan has been partially impaired by S$1,223,608, with a carrying amount of S$400,000 after the impairment. As of October 31, 2025, repayment of S$502,283 was received resulting in a reversal of impairment of S$102,283.